Share-Based Payments - Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding (Details)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of options	2,607,571	3,263,648	4,174,710
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Aug 15, 2018−Aug 15, 2028 [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of options	2,360,420	2,824,574
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01
May 15, 2019−May 15, 2029 [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of options	232,719	423,842
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01
Sept 16, 2019−Sept 16, 2029 [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of options	14,432	15,232
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01